Investment income and financing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Investment income.
Financial assets measured at amortised cost	€ 327	€ 196		€ 246
Financial assets measured at fair value through profit and loss	254	36		5
Investment income	581	232	[1]	251	[1]
Financial liabilities measured at amortised cost
Bonds	1,596	1,711		1,546
Lease liabilities	440	355		320
Bank loans and other liabilities	712	392		425
Interest on derivatives	(395)	(561)		(428)
Mark-to-market on derivatives	100	(423)		(341)
Financial assets measured at fair value through profit and loss				(36)
Foreign exchange	173	135		284
Financing costs	2,626	1,609	[1]	1,842	[1]
Net financing costs	2,045	1,377		1,591
Interest capitalised	€ 0	€ 5		€ 17

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.